SIGNIFICANT ACCOUNTING POLICIES - Schedule of Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Unrealized net loss on qualifying cash flow hedging instruments	$ (5,053)	$ (9,725)	$ (2,086)